Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Communication Services - 12.1%
Alphabet, Inc. - Class A	144,477	$23,961,511
Alphabet, Inc. - Class C	203,937	34,096,227
Meta Platforms, Inc. - Class A	84,285	48,248,105
T-Mobile US, Inc.	68,589	14,154,026
		120,459,869

Consumer Discretionary - 12.1%
Amazon.com, Inc. (a)	208,666	38,880,736
Amer Sports, Inc. (a)	779,509	12,433,168
Booking Holdings, Inc.	5,056	21,296,479
Bright Horizons Family Solutions, Inc. (a)	77,084	10,801,781
CarMax, Inc. (a)	127,917	9,898,217
Lowe's Cos., Inc.	42,542	11,522,501
TJX Cos., Inc.	130,692	15,361,538
		120,194,420

Consumer Staples - 1.1%
Nomad Foods Ltd.	569,718	10,858,825

Energy - 2.7%
Baker Hughes Co. - Class A	278,764	10,077,319
Suncor Energy, Inc.	448,151	16,545,735
		26,623,054

Financials - 26.4%
American International Group, Inc.	214,040	15,674,149
Bank of America Corp.	257,059	10,200,101
Berkshire Hathaway, Inc. - Class B (a)	88,234	40,610,581
Blackstone, Inc.	43,479	6,657,939
First Citizens BancShares, Inc. - Class A	10,895	20,057,150
Fiserv, Inc. (a)	123,456	22,178,871
KKR & Co., Inc.	338,041	44,141,394
Mastercard, Inc. - Class A	89,273	44,083,007
Progressive Corp.	68,333	17,340,182
Visa, Inc. - Class A	150,729	41,442,939
		262,386,313

Health Care - 11.6%
Agilent Technologies, Inc.	89,137	13,235,062
Align Technology, Inc. (a)	41,521	10,559,621
Danaher Corp.	43,189	12,007,406
Edwards Lifesciences Corp. (a)	293,392	19,360,938
Elevance Health, Inc.	34,422	17,899,440
Merck & Co., Inc.	66,852	7,591,713
UnitedHealth Group, Inc.	60,503	35,374,894
		116,029,074

Industrials - 9.4%
Canadian National Railway Co.	92,984	10,893,076
Carrier Global Corp.	214,976	17,303,418
Ferguson Enterprises, Inc.	76,403	15,171,344
General Electric Co.	68,725	12,960,160
Uber Technologies, Inc. (a)	176,775	13,286,409
United Rentals, Inc.	30,132	24,398,784
		94,013,191

Information Technology - 20.8%
Adobe, Inc. (a)	29,962	15,513,724
Analog Devices, Inc.	61,728	14,207,934
Apple, Inc.	137,331	31,998,123
Autodesk, Inc. (a)	59,158	16,296,846
Intuit, Inc.	31,903	19,811,763
Microsoft Corp.	156,636	67,400,471
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	189,407	32,894,313
Workday, Inc. - Class A (a)	37,039	9,052,702
		207,175,876
TOTAL COMMON STOCKS (Cost $381,987,336)		957,740,622

REAL ESTATE INVESTMENT TRUSTS - 0.9%
SBA Communications Corp. - Class A	37,963	9,137,694
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,795,086)		9,137,694

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class Z, 4.78% (b)	26,538,986	26,538,986
TOTAL SHORT-TERM INVESTMENTS (Cost $26,538,986)		26,538,986

TOTAL INVESTMENTS - 99.8% (Cost $415,321,408)		993,417,302
Other Assets in Excess of Liabilities - 0.2%		2,096,028
TOTAL NET ASSETS - 100.0%		$995,513,330

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Common Stocks	$957,740,622	$–	$–
Real Estate Investment Trusts	9,137,694	–	–
Money Market Funds	26,538,986	–	–
Total Investments	$993,417,302	$–	$–